Intangible Assets, Net and Goodwill - Summary of Aggregate Carrying Amount of Goodwill (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 143,052,859	$ 7,171	$ 152,899,801	$ 145,566,497
Europe [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	53,388,139		52,950,325
Brazil [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	18,730,686		28,062,398
Puerto Rico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	17,463,394		17,463,394
Dominican Republic [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	14,186,723		14,186,723
Mexico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	10,148,380		10,148,380
Ecuador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,155,384		2,155,384
Peru [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,710,979		2,739,947
El Salvador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,499,544		2,499,552
Chile [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,558,098		2,364,816
Colombia [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	12,253,743		12,124,685
Other countries [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	1,293,356		1,738,479
United States (Tracfone) [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	3,362,900		3,220,105
Guatemala [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 2,301,533		$ 3,245,613